Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues		$ 226,740		$ 194,804		$ 183,615
Interest Expense		$ 6,500		$ 6,192		$ 7,894
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 830		$ 452		$ 462
Purchases of Raw Materials	17,285		14,420		12,801
Interest Expense	1,148		1,749		3,418
Other	$ 2,973		$ 2,509		$ 2,213